CONDENSED STATEMENTS OF CASH FLOWS (Q3) - USD ($)	8 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (5,056)	$ 8,882,707
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Formation cost paid by Sponsor in exchange for issuance of founder shares	5,000	0
Interest earned on marketable securities held in Trust Account	0	(32,532)
Change in fair value of warrants	0	(10,240,000)
Transaction costs allocated to warrants	0	853,386
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	0	(343,132)
Accounts payable and accrued expenses	0	242,943
Net cash used in operating activities	(56)	(636,628)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	0	(200,000,000)
Net cash used in investing activities	0	(200,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock	25,000	196,000,000
Proceeds from sale of Private Placements Warrants	0	6,000,000
Proceeds from promissory note - related party	210,000	0
Repayment of promissory note - related party	0	(250,000)
Payment of offering costs	(38,904)	(574,672)
Net cash provided by financing activities	196,096	201,175,328
Net Change in Cash	196,040	538,700
Cash - Beginning of period	0	185,752
Cash - End of period	196,040	724,452
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs	299,177	108,000
Offering costs paid through promissory note	35,000	0
Deferred underwriting fee payable	$ 0	$ 7,000,000